Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2014
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2014	2013

Government authorities	$1	$133
Advances to suppliers	153	320
Prepaid expenses	307	276
Other	29	90

	$490	$819